Restricted Net Assets and Parent Company Only Condensed Financial Information (Details) - Schedule of Condensed Statements of Operations and Comprehensive Loss - Parent Company [Member]
¥ in Thousands, $ in Thousands
	12 Months Ended
	Jun. 30, 2024 CNY (¥)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 CNY (¥)	Jun. 30, 2022 CNY (¥)
Schedule of Condensed Statements of Operations and Comprehensive Loss [Line Items]
Revenues
Cost of revenues	(13,651)	(1,878)	(26,486)	(27,583)
Gross Profit	(13,651)	(1,878)	(26,486)	(27,583)
Operating expenses:
Sales and marketing expenses	2,653	365	(52,182)	(86,682)
Research and development expenses	(1,887)	(260)	(49,047)	(120,558)
General and administrative expenses	(28,706)	(3,950)	(72,164)	(57,287)
Total operating expenses	(27,940)	(3,845)	(173,393)	(264,527)
Loss from operations	(41,591)	(5,723)	(199,879)	(292,110)
Other (loss)/income:
Interest income	2,020	278	74
Others, net	6,841	941	680
Share of (loss)/income from subsidiaries	348,484	47,953	105,565	(4,028)
Income/(loss) from the VIEs	69,773	9,601	(14,977)	62,712
(Loss)/Income before income tax	385,527	53,050	(108,537)	(233,426)
Income tax expense
Net (loss)/income	385,527	53,050	(108,537)	(233,426)
Allocation of accretion of Predecessors’ preferred shares				(22,655)
Accretion of the Company’s preferred shares			(22,379)	(2,987)
Net (loss)/income attributable to ordinary shareholders of QuantaSing Group Limited	385,527	53,050	(130,916)	(259,068)
Other comprehensive income/(loss)
Foreign currency translation adjustments, net of nil tax	(4,869)	(670)	20,343	1,839
Total other comprehensive income/(loss)	(4,869)	(670)	20,343	1,839
Total comprehensive (loss)/income	¥ 380,658	$ 52,380	¥ (88,194)	¥ (231,587)